Important Notice Regarding Change in Investment Policy
iShares®
iShares Trust
Supplement dated February 21, 2025 (the “Supplement”)
to the currently effective Summary Prospectus, Prospectus and the Statement of Additional Information, for the iShares Russell 1000 Growth ETF (IWF), iShares Russell 1000 Value ETF (IWD), iShares Russell Top 200 Growth ETF (IWY), iShares Russell Top 200 Value ETF (IWX), iShares Russell Mid‑Cap Growth ETF (IWP), iShares Russell Mid‑Cap Value ETF (IWS), iShares Russell 2000 Growth ETF (IWO), and iShares Russell 2000 Value ETF (IWN) (each, a “Fund” and collectively, the “Funds”)
Effective upon the index review on March 21, 2025, FTSE Russell (the “Index Provider”) is enhancing the existing methodology for the Russell US Style Indexes to include capping designed to comply with the Internal Revenue Code’s diversification requirements for regulated investment companies.
The Index Provider will implement the following index methodology changes to the Russell US Style Indexes listed as the “Underlying Index” of each Fund in the below chart:
The Underlying Index uses a capping methodology at each quarterly rebalance, that limits the weight of any single company to a maximum of 22.5% of the Underlying Index weight, and the sum of all companies with a weight above 4.5% to an aggregate of 45% of the Underlying Index weight. The index is rebalanced quarterly after the close of business on the third Friday of March, June, September, and December. At each quarterly rebalance, the weight of any single company is capped at 22.5% of the index weight and the weight of all companies exceeding 4.5% weight of the index individually are capped at 45% of the index weight in aggregate.

Ticker	Fund Name	Underlying Index

IWF	iShares Russell 1000 Growth ETF	Russell 1000® Growth Index

IWD	iShares Russell 1000 Value ETF	Russell 1000® Value Index

IWY	iShares Russell Top 200 Growth ETF	Russell Top 200® Growth Index

IWX	iShares Russell Top 200 Value ETF	Russell Top 200® Value Index

IWP	iShares Russell Mid‑Cap Growth ETF	Russell Midcap® Growth Index

IWS	iShares Russell Mid‑Cap Value ETF	Russell Midcap® Value Index

Ticker	Fund Name	Underlying Index

IWO	iShares Russell 2000 Growth ETF	Russell 2000® Growth Index

IWN	iShares Russell 2000 Value ETF	Russell 2000® Value Index
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS‑A‑FTSEcap‑0325

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FOR FUTURE REFERENCE